ICON UTILITIES AND INCOME FUND

Portfolio of Investments

March 31, 2021

Security Description	Shares	Value
Common Stock (99.37%)

Energy (8.69%)
Atlantica Sustainable Infrastructure PLC	58,000	$2,124,540
Baker Hughes Co	29,400	635,334
Magellan Midstream Partners LP	6,900	299,184
Total Energy		3,059,058

Financial (2.96%)
Citigroup Inc	14,300	1,040,325

Industrial (19.76%)
Crane Co	15,000	1,408,650
Eaton Corp PLC	5,100	705,228
Hubbell Inc	6,700	1,252,163
MDU Resources Group Inc	85,000	2,686,850
Union Pacific Corp	4,100	903,681
Total Industrial		6,956,572

Utilities (67.95%)
The AES Corp	44,300	1,187,683
Ameren Corp	25,000	2,034,000
American Electric Power Co Inc	18,200	1,541,540
Black Hills Corp	15,600	1,041,612
Consolidated Water Co Ltd	69,300	932,085
DTE Energy Co	2,500	332,850
Duke Energy Corp	22,900	2,210,537
Evergy Inc	27,000	1,607,310
New Jersey Resources Corp	31,600	1,259,892
NextEra Energy Inc	11,600	877,076
NiSource Inc	43,800	1,056,018
OGE Energy Corp	44,400	1,436,784
ONE Gas Inc	17,500	1,345,925
Pinnacle West Capital Corp	7,200	585,720
Public Service Enterprise Group Inc	11,000	662,310
Sempra Energy	16,000	2,121,279
Spire Inc	8,700	642,843
UGI Corp	16,100	660,261
Xcel Energy Inc	35,800	2,381,058
Total Utilities		23,916,783

Total Common Stock (Cost $30,800,015)		34,972,738

Funds (1.01%)	Shares	Value
Money Market Funds (1.01%)
First American Government Obligations Fund (Cost $355,902)	355,902	355,902

Total Investments (Cost $31,155,917)(a) (100.38%)		35,328,640
Liabilities in Excess of Other Assets (-0.38%)		(129,916)
Net Assets (100.00%)		$35,198,724

(a)	Aggregate cost for federal income tax purpose is $31,251,254.

At March 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,979,697
Unrealized depreciation	(902,311)
Net unrealized appreciation	$4,077,386